Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Ore in process	$ 16,764	$ 6,347
Finished metal inventory	383
Supplies	4,837	3,988
Current inventories	$ 21,984	$ 10,335